9. Employee Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits Details
Wages and salaries	€ 10,027	€ 7,475	€ 7,445
Social security costs	1,092	931	807
Employee benefits	€ 11,119	€ 8,406	€ 8,252